Related Parties and Parties-In-Interest Transactions (Details) - EBP 009	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fees paid	$ 2,438,471
Income credit to participants	$ 74,423